Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt
Schedule of redemption price		Table 1
Schedule of long-term debt and capital leases

	September 30, 2013	December 31, 2012
Senior subordinated unsecured notes due 2019	$950,000	$950,000
Senior subordinated unsecured notes purchased by the Company’s subsidiary	(15,000)	(15,000)
Senior secured term loan due 2018 (4.00% at September 30, 2013)	1,301,475	1,160,609
ABL Facility	—	125,000
Notes due at various dates from 2013 to 2022 with interest rates from 6% to 10%	861	1,149
Capital lease obligations due at various dates from 2013 to 2018	387	447
	2,237,723	2,222,205
Less current portion	(12,316)	(12,282)
Total long-term debt — Corporation	$2,225,407	$2,209,923
Senior PIK Toggle Notes due 2017	—	437,175
Total long-term debt — Holding	$2,225,407	$2,647,098

Table 2
Schedule of aggregate amount of minimum payments required on long-term debt and capital lease obligations		Table 3